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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                              SCHEDULE 13D

               Under the Securities Exchange Act of 1934
                           (Amendment No. *)


                         Data Translation, Inc.
                            (Name of Issuer)

                              Common Stock
                    (Title of Class of Securities)
--------------------------------------------------------------------------

                                238015101
                              (CUSIP Number)

                    Christopher J. Rupright, Esq.
                      Shartsis Friese & Ginsburg
                    One Maritime Plaza, 18th Floor
                         San Francisco, CA 94111
                              (415) 421-6500
---------------------------------------------------------------------------
(Name, Address and Telephone Number of Person Authorized to Receive Notices
                              and Communications)

                                   May 10, 1995
          (Date of Event which Requires Filing of this Statement)

If the filing person has previously filed a statement on Schedule 13G to report the acquisition which is the subject of this Schedule 13D, and is filing this schedule because of Rule 13d-1(b)(3) or (4), check the following box / /.

Check the following box if a fee is being paid with the statement /X/. (A fee is not required only if the reporting person: (1) has a previous statement on file reporting beneficial ownership of more than five percent of the class of securities described in Item 1; and (2) has filed no amendment subsequent thereto reporting beneficial ownership of five percent or less of such class.) (See Rule 13d-7.)

Note: Six copies of this statement, including all exhibits, should be filed with the Commission. See Rule 13d-1(a) for other parties to whom copies are to be sent.

* The remainder of this cover page shall be filled out for a reporting person's initial filing on this form with respect to the subject class of securities, and for any subsequent amendment containing information which would alter disclosures provided in a prior cover page.

The information required on the remainder of this cover page shall not be deemed to be "filed" for the purpose of Section 18 of the Securities Exchange Act of 1934 ("Act") or otherwise subject to the liabilities of that section of the Act but shall be subject to all other provisions of the Act (however, see the Notes).



                                                           SEC 1746 (12-91)

SCHEDULE 13D

CUSIP No. 238015101                                    Page 2 of 10 Pages

---------------------------------------------------------------------------
1    NAME OF REPORTING PERSON
     SS OR IRS IDENTIFICATION NO. OF ABOVE PERSON

     West Highland Capital, Inc.
---------------------------------------------------------------------------
2    CHECK THE APPROPRIATE BOX IF A MEMBER OF A GROUP*      (a) / X /
                                                            (b) /  /
---------------------------------------------------------------------------
3    SEC USE ONLY
---------------------------------------------------------------------------
4    SOURCE OF FUNDS*

     AF
---------------------------------------------------------------------------
5    CHECK BOX IF DISCLOSURE OF LEGAL PROCEEDINGS IS REQUIRED PURSUANT TO
     ITEMS 2(d) or 2(E)                                               / /
---------------------------------------------------------------------------
6    CITIZENSHIP OR PLACE OF ORGANIZATION

     California
---------------------------------------------------------------------------
      NUMBER OF          7    SOLE VOTING POWER
       SHARES                 -0-
    BENEFICIALLY         --------------------------------------------------
      OWNED BY           8    SHARED VOTING POWER
        EACH                  280,000
      REPORTING          --------------------------------------------------
       PERSON            9    SOLE DISPOSITIVE POWER
        WITH                  -0-
                         --------------------------------------------------
                         10   SHARED DISPOSITIVE POWER
                              280,000
---------------------------------------------------------------------------
11   AGGREGATE AMOUNT BENEFICIALLY OWNED BY EACH REPORTING PERSON
     280,000
---------------------------------------------------------------------------
12   CHECK BOX IF THE AGGREGATE AMOUNT IN ROW (11) EXCLUDES CERTAIN SHARES*
                                                                      / /
---------------------------------------------------------------------------
13   PERCENT OF CLASS REPRESENTED BY AMOUNT IN ROW (11)
     9.3
---------------------------------------------------------------------------
14   TYPE OF REPORTING PERSON*
     CO and IA
---------------------------------------------------------------------------
*SEE INSTRUCTIONS BEFORE FILLING OUT!
INCLUDE BOTH SIDES OF THE COVER PAGE, RESPONSES TO ITEMS 1-7
(INCLUDING EXHIBITS) OF THE SCHEDULE, AND THE SIGNATURE ATTESTATION.

SCHEDULE 13D

CUSIP No. 238015101                               Page 3 of 10 Pages

---------------------------------------------------------------------------
1    NAME OF REPORTING PERSON
     SS OR IRS IDENTIFICATION NO. OF ABOVE PERSON

     Lang H. Gerhard
---------------------------------------------------------------------------
2    CHECK THE APPROPRIATE BOX IF A MEMBER OF A GROUP*      (a) / X /
                                                            (b) /  /
---------------------------------------------------------------------------
3    SEC USE ONLY
---------------------------------------------------------------------------
4    SOURCE OF FUNDS*

     AF
---------------------------------------------------------------------------
5    CHECK BOX IF DISCLOSURE OF LEGAL PROCEEDINGS IS REQUIRED PURSUANT TO
     ITEMS 2(d) or 2(E)                                               / /
---------------------------------------------------------------------------
6    CITIZENSHIP OR PLACE OF ORGANIZATION

     United States
---------------------------------------------------------------------------
      NUMBER OF          7    SOLE VOTING POWER
       SHARES                 -0-
    BENEFICIALLY         --------------------------------------------------
      OWNED BY           8    SHARED VOTING POWER
        EACH                  254,800
      REPORTING          --------------------------------------------------
       PERSON            9    SOLE DISPOSITIVE POWER
        WITH                  -0-
                         --------------------------------------------------
                         10   SHARED DISPOSITIVE POWER
                              254,800
---------------------------------------------------------------------------
11   AGGREGATE AMOUNT BENEFICIALLY OWNED BY EACH REPORTING PERSON
     254,800
---------------------------------------------------------------------------
12   CHECK BOX IF THE AGGREGATE AMOUNT IN ROW (11) EXCLUDES CERTAIN SHARES*
                                                                      / /
---------------------------------------------------------------------------
13   PERCENT OF CLASS REPRESENTED BY AMOUNT IN ROW (11)
     8.5
---------------------------------------------------------------------------
14   TYPE OF REPORTING PERSON*
     IN
---------------------------------------------------------------------------
*SEE INSTRUCTIONS BEFORE FILLING OUT!
INCLUDE BOTH SIDES OF THE COVER PAGE, RESPONSES TO ITEMS 1-7
(INCLUDING EXHIBITS) OF THE SCHEDULE, AND THE SIGNATURE ATTESTATION.

SCHEDULE 13D

CUSIP No. 238015101                                    Page 4 of 10 Pages

---------------------------------------------------------------------------
1    NAME OF REPORTING PERSON
     SS OR IRS IDENTIFICATION NO. OF ABOVE PERSON

     West Highland Partners, L.P.
---------------------------------------------------------------------------
2    CHECK THE APPROPRIATE BOX IF A MEMBER OF A GROUP*      (a) / X /
                                                            (b) /  /
---------------------------------------------------------------------------
3    SEC USE ONLY
---------------------------------------------------------------------------
4    SOURCE OF FUNDS*

     WC
---------------------------------------------------------------------------
5    CHECK BOX IF DISCLOSURE OF LEGAL PROCEEDINGS IS REQUIRED PURSUANT TO
     ITEMS 2(d) or 2(E)                                               / /
---------------------------------------------------------------------------
6    CITIZENSHIP OR PLACE OF ORGANIZATION

     California
---------------------------------------------------------------------------
      NUMBER OF          7    SOLE VOTING POWER
       SHARES                 -0-
    BENEFICIALLY         --------------------------------------------------
      OWNED BY           8    SHARED VOTING POWER
        EACH                  209,190
      REPORTING          --------------------------------------------------
       PERSON            9    SOLE DISPOSITIVE POWER
        WITH                  -0-
                         --------------------------------------------------
                         10   SHARED DISPOSITIVE POWER
                              209,190
---------------------------------------------------------------------------
11   AGGREGATE AMOUNT BENEFICIALLY OWNED BY EACH REPORTING PERSON
     209,190
---------------------------------------------------------------------------
12   CHECK BOX IF THE AGGREGATE AMOUNT IN ROW (11) EXCLUDES CERTAIN SHARES*
                                                                      / /
---------------------------------------------------------------------------
13   PERCENT OF CLASS REPRESENTED BY AMOUNT IN ROW (11)
     7.0
---------------------------------------------------------------------------
14   TYPE OF REPORTING PERSON*
     PN
---------------------------------------------------------------------------
*SEE INSTRUCTIONS BEFORE FILLING OUT!
INCLUDE BOTH SIDES OF THE COVER PAGE, RESPONSES TO ITEMS 1-7
(INCLUDING EXHIBITS) OF THE SCHEDULE, AND THE SIGNATURE ATTESTATION.

SCHEDULE 13D

CUSIP No. 238015101                                    Page 5 of 10 Pages

---------------------------------------------------------------------------
1    NAME OF REPORTING PERSON
     SS OR IRS IDENTIFICATION NO. OF ABOVE PERSON

     Buttonwood Partners, L.P.
---------------------------------------------------------------------------
2    CHECK THE APPROPRIATE BOX IF A MEMBER OF A GROUP*      (a) / X /
                                                            (b) /  /
---------------------------------------------------------------------------
3    SEC USE ONLY
---------------------------------------------------------------------------
4    SOURCE OF FUNDS*

     WC
---------------------------------------------------------------------------
5    CHECK BOX IF DISCLOSURE OF LEGAL PROCEEDINGS IS REQUIRED PURSUANT TO
     ITEMS 2(d) or 2(E)                                               / /
---------------------------------------------------------------------------
6    CITIZENSHIP OR PLACE OF ORGANIZATION

     California
---------------------------------------------------------------------------
      NUMBER OF          7    SOLE VOTING POWER
       SHARES                 -0-
    BENEFICIALLY         --------------------------------------------------
      OWNED BY           8    SHARED VOTING POWER
        EACH                  45,610
      REPORTING          --------------------------------------------------
       PERSON            9    SOLE DISPOSITIVE POWER
        WITH                  -0-
                         --------------------------------------------------
                         10   SHARED DISPOSITIVE POWER
                              45,610
---------------------------------------------------------------------------
11   AGGREGATE AMOUNT BENEFICIALLY OWNED BY EACH REPORTING PERSON
     45,610
---------------------------------------------------------------------------
12   CHECK BOX IF THE AGGREGATE AMOUNT IN ROW (11) EXCLUDES CERTAIN SHARES*
                                                                      / /
---------------------------------------------------------------------------
13   PERCENT OF CLASS REPRESENTED BY AMOUNT IN ROW (11)
     1.5
---------------------------------------------------------------------------
14   TYPE OF REPORTING PERSON*
     PN
---------------------------------------------------------------------------
*SEE INSTRUCTIONS BEFORE FILLING OUT!
INCLUDE BOTH SIDES OF THE COVER PAGE, RESPONSES TO ITEMS 1-7
(INCLUDING EXHIBITS) OF THE SCHEDULE, AND THE SIGNATURE ATTESTATION.

                               SCHEDULE 13D

CUSIP No. 238015101                          Page 6 of 10 Pages

ITEM 1.   SECURITY AND ISSUER.

This statement relates to shares of Common Stock (the "Stock") of Data Translation, Inc. ("DTI"). The principal executive office of DTI is located at 100 Locke Drive, Marlboro, MA 01752.

ITEM 2.   IDENTITY AND BACKGROUND.

The persons filing this statement and the persons enumerated in Instruction
C of Schedule 13D and, where applicable, their respective places of organization, general partners, directors, executive officers and controlling persons, and the information regarding them, is as follows:

(a) Lang H. Gerhard ("Gerhard"); West Highland Capital, Inc., a California corporation ("WHC"); West Highland Partners, L.P., a California limited partnership ("WHP"); Buttonwood Partners, L.P., a California limited partnership ("BP").

(b) The business address of Gerhard, WHC, WHP and BP is 300 Drake's Landing Road, Suite 290, Greenbrae, California 94904.

(c) Gerhard is the sole director and occupies all the executive offices of WHC, which is an investment adviser. WHC and Gerhard are the general partners of WHP and BP, which are investment limited partnerships.

(d) During the last five years, none of such persons has been convicted in a criminal proceeding (excluding traffic violations or similar misdemeanors).

(e) During the last five years, none of such persons was a party to a civil proceeding of a judicial or administrative body of competent jurisdiction and as a result of such proceeding was or is subject to a judgment, decree or final order enjoining future violations of, or prohibiting or mandating activities subject to, federal or state securities laws or finding any violation with respect to such laws.

(f)  Gerhard is a citizen of the United States of America.

                               SCHEDULE 13D

CUSIP No. 238015101                          Page 7 of 10 Pages

ITEM 3.   SOURCE AND AMOUNT OF FUNDS OR OTHER CONSIDERATION.

The source and amount of funds used in purchasing the Stock were as follows:


Purchaser      Source of Funds               Amount

WHC            Funds Under Management(1)     $6,097,484.10
WHP            Working Capital               $4,503,867.70
BP             Working Capital               $  950,512.40



(1)  Includes funds invested by WHP and BP in Stock.


ITEM 4.   PURPOSE OF TRANSACTION.

The sole purpose of the acquisitions of the Stock reported herein was and is for investment.

ITEM 5.   INTEREST IN SECURITIES OF THE ISSUER.

The beneficial ownership of the Stock of the persons named in Item 2 of this statement is as follows at the date hereof:


          Aggregate
          Beneficially
          Owned               Voting Power        Dispositive Power
Name      Number    Percent   Sole      Shared    Sole      Shared

Gerhard   254,800   8.5       -0-       254,800   -0-       254,800
WHC       280,000   9.3       -0-       280,000   -0-       280,000
WHP       209,190   7.0       -0-       209,190   -0-       209,190
BP         45,610   1.5       -0-        45,610   -0-        45,610

                               SCHEDULE 13D

CUSIP No. 238015101                          Page 8 of 10 Pages

The persons filing this statement effected the following transactions in the Stock on the dates indicated, and such transactions are the only transactions by the persons filing this statement in the Stock since March 11, 1995:

     Purchase                 Number         Price     Broker
Name  or Sale  Date           of Shares      Per Share Used

WHC       P    4-7-95         11,000         29.1250   KALB
WHP       S    4-7-95          6,000         29.1250   KALB
WHP       S    4-10-95         5,000         29.1250   KALB
WHP       P    5-9-95         18,000         26.0310   PIPR
BP        P    5-9-95          2,000         26.0310   PIPR
WHP       P    5-10-95        14,500         27.1071   HRZG
BP        P    5-10-95         3,000         27.1071   HRZG
WHP       P    5-11-95         8,700         29.6310   HRZG
BP        P    5-11-95         1,800         29.6310   HRZG
WHP       P    5-12-95        11,400         30.3333   HRZG
BP        P    5-12-95         2,400         30.3333   HRZG
WHC       P    5-12-95         1,200         30.3333   HRZG
WHP       P    5-15-95         7,600         31.3438   HRZG
BP        P    5-15-95         1,600         31.3438   HRZG
WHC       P    5-15-95           800         31,3438   HRZG
WHP       P    5-16-95         6,840         32.0417   HRZG
BP        P    5-16-95         1,440         32.0417   HRZG
WHC       P    5-16-95           720         32.0417   HRZG
WHP       P    5-16-95        11,400         32.0000   TSCO
BP        P    5-16-95         2,400         32.0000   TSCO
WHC       P    5-16-95         1,200         32.0000   TSCO
WHP       P    5-16-95           760         31.2500   INST
BP        P    5-16-95           160         31.2500   INST
WHC       P    5-16-95            80         31.2500   INST
WHP       P    5-17-95         7,600         30.3750   PIPR
BP        P    5-17-95         1,600         30.3750   PIPR
WHC       P    5-17-95           800         30.3750   PIPR
WHP       P    5-18-95        23,560         30.0390   PIPR
BP        P    5-18-95         4,960         30.0390   PIPR
WHC       P    5-18-95         2,480         30.0390   PIPR


     HRZG - Herzog, Heine, Geduld, Inc.
     INST - Instanet Corporation
     KALB - Kalb, Voorhis & Co.
     PIPR - Piper Jaffray Inc.
     TSCO - Troster Singer Corporation

                               SCHEDULE 13D

CUSIP No. 238015101                          Page 9 of 10 Pages


ITEM. 6. CONTRACTS, ARRANGEMENTS, UNDERSTANDINGS OR RELATIONSHIPS WITH RESPECT TO SECURITIES OF THE ISSUER.

Gerhard and WHC are the general partners of WHP and BP pursuant to limited partnership agreements providing to Gerhard and WHC the authority, among other things, to invest the funds of WHP and BP in Stock, to vote and dispose of stock and to file this statement on behalf of WHP and BP. Pursuant to such limited partnership agreements, the general partners of WHP and BP are entitled to allocations based on assets under management and realized and unrealized gains, if certain conditions are met. Pursuant to investment management agreements, WHC is authorized, among other things, to invest funds of its various investment advisory clients, and to vote and dispose of those securities. Such investment management agreements may be terminated by either party on notice as provided in such agreements and provide for fees payable to WHC based on assets under management and realized and unrealized gains.


ITEM 7.   MATERIAL TO BE FILED AS EXHIBITS.

A. Agreement Regarding Joint Filing of Statement on Schedule 13D or 13G (including power of attorney).

SIGNATURES

     After reasonable inquiry and to the best of my knowledge, I certify that the information set forth in this statement is true, complete and correct.

DATED:    May ___, 1995

_____________________________________   WEST HIGHLAND PARTNERS, L.P.
Lang H. Gerhard


                                        By:  ________________________
                                             Lang H. Gerhard,
                                             General Partner

WEST HIGHLAND CAPITAL, INC.             BUTTONWOOD PARTNERS, L.P.



By:  __________________________         By:  __________________________
     Lang H. Gerhard, President              Lang H. Gerhard,
                                             General Partner

                               SCHEDULE 13D

CUSIP No. 238015101                          Page 10 of 10 Pages


                                                            EXHIBIT A

AGREEMENT REGARDING JOINT FILING
OF STATEMENT ON SCHEDULE 13D OR 13G

The undersigned agree to file jointly with the Securities and Exchange Commission (the "SEC") any and all statements on Schedule 13D or Schedule 13G (and any amendments or supplements thereto) required under section 13(d) of the Securities Exchange Act of 1934, as amended, in connection with purchases by the undersigned of securities of Data Translation, Inc. For that purpose, the undersigned hereby constitute and appoint West Highland Capital, Inc., a California corporation, as their true and lawful agent and attorney-in-fact, with full power and authority for and on behalf of the undersigned to prepare or cause to be prepared, sign, file with the SEC and furnish to any other person all certificates, instruments, agreements and documents necessary to comply with section 13(d) and section 16(a) of the Securities Exchange Act of 1934, as amended, in connection with said purchases, and to do and perform every act necessary and proper to be done incident to the exercise of the foregoing power, as fully as the undersigned might or could do if personally present.

DATED:  May ___, 1995.


_____________________________________   WEST HIGHLAND PARTNERS, L.P.
Lang H. Gerhard


                                        By:  ________________________
                                             Lang H. Gerhard,
                                             General Partner

WEST HIGHLAND CAPITAL, INC.             BUTTONWOOD PARTNERS, L.P.



By:  __________________________         By:  __________________________
     Lang H. Gerhard, President              Lang H. Gerhard,
                                             General Partner

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